Schedule I - Condensed Financial Information of Ocean Rig UDW Inc. - Statements of Comprehensive Income / (loss) (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income/(loss)	$ (3,241,518)	$ 80,014	$ 259,803
Other Comprehensive income / (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	26,187	1,035	1,034
Actuarial gains/ (losses)	0	62	(1,518)
Other Comprehensive income / (loss)	26,187	1,097	(484)
Total Comprehensive income / (loss)	(3,215,331)	81,111	259,319
Ocean Rig UDW Inc
Net income/(loss)	(3,241,518)	80,014	259,803
Other Comprehensive income / (loss):
Reclassification of realized losses associated with capitalized interest to Consolidated Statement of Operations	26,187	1,035	1,034
Actuarial gains/ (losses)	0	62	(1,518)
Other Comprehensive income / (loss)	26,187	1,097	(484)
Total Comprehensive income / (loss)	$ (3,215,331)	$ 81,111	$ 259,319